INCOME (LOSS) PER SHARE (Schedule of Basic and Diluted Net Income (Loss) Per Share) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Income (loss) attributable to ordinary shareholders - basic and diluted	$ 43.8	$ 3.0	$ (48.0)
Denominator:
Weighted-average number of shares outstanding - basic	4,120,369,328	3,701,145,330	1,693,522,340
Effects of dilution of stock options and RSUs granted in connection with the stock option plan	320,340
Weighted-average number of shares outstanding - diluted	4,120,689,668	3,701,145,330	1,693,522,340
Basic net income (loss) per share	$ 0.01	$ 0.00	$ (0.03)
Diluted net income (loss) per share	$ 0.01	$ 0.00	$ (0.03)